Net finance expense - Finance Income and Expenses Not at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Total interest income on financial assets	$ 655	$ 217	$ 208
Total interest expense on financial liabilities	(38,391)	(39,007)	(42,373)
Total other financial charges	$ (5,819)	$ (4,577)	$ (4,355)